VOYA LETTERHEAD

LAW/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N
WINDSOR, CT 06094-4774

J. Neil McMurdie

Senior Counsel

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

April 3, 2018

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Attention: Filing Desk

Re: Voya Retirement Insurance and Annuity Company Form S-3 Initial Registration Prospectus Title: Guaranteed Account

Dear Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company (the “Company”) we are submitting for filing, under the Securities Act of 1933, as amended (the “1933 Act”), the above-referenced Initial Registration Statement on Form S-3 with respect to the Company’s Guaranteed Account (the “Account”).  The Account is a non-unitized separate account with a market value adjustment feature that is available as an investment option under many of the Company’s variable annuity contracts. The Account was previously registered under 1933 Act Registration File No. 333-203644 (the “Prior Registration Statement”).

The offering of the securities associated with the Contract will be made on a continuous basis pursuant to Rule 415 of the 1933 Act.  A filing fee in the amount of $124.50 for registration of 1,000,000 shares was remitted to the Securities and Exchange Commission (the “Commission”) by wire transfer through the FEDWIRE system on March 29, 2018.

This filing includes up-to-date Company information, including financial statements, which are incorporated by reference, adds a Risk Factor section to the prospectus and a corresponding cross-reference to that section on the first page of the prospectus, and includes new expense information under Item 14 of Part II.  The changes made to this Registration Statement do not involve any substantive changes from the Prior Registration Statement with regard to the securities being offered, and we represent that this Registration Statement does not contain any changes to the disclosure that would render it ineligible to become effective under Rule 485(b) of the 1933 Act, were it to be subject to that rule.

We request acceleration of the effective date of this registration statement to May 1, 2018. An acceleration request letter on behalf of the Company and Voya Financial Partners, LLC, the Principal Underwriter of the Account accompanies this filing.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/  J. Neil McMurdie

J. Neil McMurdie

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